Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Borrowings from convertible notes	$ 81,000		$ 292,000
Debt discount resulting from derivative liability	180,741		341,897
Write off of debt discount due to debt extinguishment			47,449
Amortization of debt discount	160,453		263,166
Convertible notes [Member]
Short-term Debt [Line Items]
Balance at January 1, 2015	453,579
Borrowings from convertible notes	109,000
Original issue debt discount	(3,000)
Debt discount resulting from derivative liability	(180,741)
Write off of debt discount due to debt extinguishment	16,093
Amortization of debt discount	142,283
Total	$ 537,214		$ 453,579